DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.8%
6,000,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (a)	08/17/2026	5,837,747
4,200,000	Affirm Asset Securitization Trust, Series 2021-B-B	1.24	% (a)	08/17/2026	3,971,409
6,000,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	5,254,010
4,000,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-D	2.30	% (a)	11/22/2027	3,691,076
1,298,509	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	1,266,666
3,183,389	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	2,912,858
5,555,313	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	4,845,231
2,923,123	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	2,596,087
835,715	College Avenue Student Loans LLC, Series 2017-A-B	4.50	% (a)	11/26/2046	789,487
1,837,588	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	1,797,664
1,932,851	Diamond Resorts Owner Trust, Series 2021-1A-C	2.70	% (a)	11/21/2033	1,752,058
1,494,236	DRB Prime Student Loan Trust, Series 2017-A-B	3.10	% (a)(b)	05/27/2042	1,470,247
5,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	4,754,292
10,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	9,096,890
2,490,000	ExteNet LLC, Series 2019-1A-A2	3.20	% (a)	07/26/2049	2,379,459
1,054,056	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	1,036,190
10,000,000	Genesis Sales Finance Master Trust, Series 2021-AA-C	1.65	% (a)	12/21/2026	8,864,623
3,474,728	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	3,090,887
863,236	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	784,585
16,812,870	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	13,190,268
4,413,413	Jack in the Box Funding LLC, Series 2019-1A-A2II	4.48	% (a)	08/25/2049	4,090,416
11,477,625	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	10,625,375
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61	% (a)	08/25/2042	456,641
5,767,762	Lendbuzz Securitization Trust, Series 2022-1A-A	4.22	% (a)	05/17/2027	5,593,461
7,016,649	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	5,502,796
4,432,661	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29	% (a)	01/20/2048	3,316,286
7,720,000	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	7,535,967
699,911	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	% (a)	06/20/2042	660,231
5,465,079	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	4,356,848
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	4,225,640
5,339,866	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	5,126,549
7,499,116	Pagaya AI Debt Selection Trust, Series 2021-5-B	2.63	% (a)	08/15/2029	7,065,925
8,498,998	Pagaya AI Debt Selection Trust, Series 2021-5-C	3.93	% (a)	08/15/2029	7,394,965
16,647,798	Pagaya AI Debt Selection Trust, Series 2022-1-B	3.34	% (a)	10/15/2029	15,425,350
8,192,675	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	7,739,226
7,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	6,763,116
15,882,448	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	13,362,745
1,795,081	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	1,621,505
12,814,552	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	12,210,448
10,169,073	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	9,952,899
21,620,548	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	20,546,202
2,418,511	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,114,983
5,910,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	5,097,988
3,271,750	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	2,871,259
8,000,000	Theorem Funding Trust, Series 2021-1A-B	1.84	% (a)	12/15/2027	7,772,106
9,623,533	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a)(c)	09/15/2038	8,115,352
6,079,688	TIF Funding LLC, Series 2021-1A-A	1.65	% (a)	02/20/2046	5,036,985
3,089,831	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	13.58	% (a)(b)	07/15/2027	3,023,653
1,765,572	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	1,700,371
3,152,237	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00	% (a)	01/20/2027	3,068,468
1,463,332	Upstart Pass-Through Trust, Series 2021-ST3-A	2.00	% (a)	05/20/2027	1,402,393
725,879	Upstart Securitization Trust, Series 2021-1-B	1.89	% (a)	03/20/2031	719,846
7,170,000	Upstart Securitization Trust, Series 2021-2-B	1.75	% (a)	06/20/2031	7,012,124
3,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	2,887,369
6,164,168	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	5,194,822

Total Asset Backed Obligations (Cost $318,523,301)					288,972,044

Bank Loans - 5.6%
7,243,941	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		11/19/2026	7,204,678
7,765,289	Ali Group North America Corporation, Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.11%)	7.27%		07/30/2029	7,774,025
315,000	Almonde, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	287,104
339,500	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	6.38%		01/29/2027	331,437
694,713	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	6.59%		01/15/2027	689,287
385,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.58%		06/14/2030	385,481
7,894,847	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		09/07/2027	7,883,755
5,033,704	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.50%		11/08/2027	5,037,907
4,520,250	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.90%		12/20/2029	4,535,438
5,851,139	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.85%		07/01/2026	5,851,198
2,895,850	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.16%		04/06/2026	2,896,747
154,000	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.15%		08/12/2026	154,045
6,210,527	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.66%		12/16/2027	6,213,912
4,414,669	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	7.06%		02/22/2028	4,333,262
11,082,480	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	6.80%		02/01/2027	11,029,339
430,538	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.66%		12/11/2026	430,807
1,156,142	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.07	% (d)	05/01/2024	588,280
1,745,650	Element Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.15%		01/30/2026	1,747,282
5,179,521	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.45%		12/22/2027	5,160,123
587,214	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	7.24%		12/15/2027	584,463
7,295,182	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		04/28/2028	7,250,499
3,761,540	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.65%		06/30/2028	3,723,417
1,712,050	Froneri US, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%)	6.88%		01/29/2027	1,705,416
383,133	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.01%		12/11/2026	382,654
7,884,455	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		11/09/2029	7,908,739
989,400	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.15%		08/10/2027	989,346
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		01/02/2026	2,340,916
1,420,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	6.94%		06/22/2026	1,421,390
10,101,050	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%, 0.50% Floor)	6.81%		03/15/2028	10,083,929
451,053	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.27%		07/07/2025	435,830
7,719,811	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	7,729,461
663,931	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.15%		05/01/2026	576,750
7,895,697	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	6.90%		06/11/2025	7,903,118
7,181,161	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		01/02/2026	7,131,826
4,622,395	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.71%		03/15/2028	4,591,772
425,345	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.09%		03/24/2025	424,549
263,455	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.63%		10/19/2027	263,619
2,048,872	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		08/29/2025	2,048,103
323,022	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		10/19/2026	323,855
464,097	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.78%		08/28/2026	463,516
7,590,700	NortonLifeLock, Inc., Senior Secured First Lien (1 Month Secured Overnight Financing Rate + 2.10%, 0.50% Floor)	7.25%		09/12/2029	7,562,273
481,378	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.65%		05/29/2026	482,324
162,306	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	17.11%		07/29/2023	20,288
56,460	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	7.14%		07/29/2023	54,155
49,934	Phoenix Services International LLC, Senior Secured First Lien Term Loan	0.00	% (e)	06/13/2028	49,934
363,191	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.67	% (d)(f)	03/03/2025	—
7,862,304	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.10%)	7.25%		08/04/2028	7,860,888
444,763	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	8.19%		12/29/2027	444,762
1,923,396	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	1,925,800
112,512	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate)	3.25%		04/25/2024	1,688
7,182,436	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		02/04/2027	7,183,262
1,824,034	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.60%)	7.75%		03/06/2025	1,822,438
10,365,000	Setanta Aircraft Leasing DAC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	7.16%		11/02/2028	10,378,889
580,500	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.00%		10/20/2027	603,720
1,385,125	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.77%		01/23/2025	1,383,684
1,872,703	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	7.83%		06/27/2025	1,115,766
2,922,132	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	6.77%		04/16/2025	2,922,614
7,231,016	Standard Industries, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.71%		09/22/2028	7,236,042
9,485,029	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	7.41%		07/21/2026	9,495,747
391,929	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.91%		10/01/2026	390,461
6,765,476	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		11/13/2026	6,756,545
3,826,782	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.52%		12/01/2028	3,822,190
2,856,700	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	6.90%		06/02/2028	2,858,300
332,925	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	7.15%		07/01/2026	333,226
2,071,563	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.11%)	7.02%		09/14/2026	2,072,412
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
1,798,141	(1 Month LIBOR USD + 1.75%)	6.90%		12/31/2025	1,795,893
7,180,333	(1 Month LIBOR USD + 1.75%)	6.94%		12/31/2025	7,171,358
2,176,850	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.50%		12/15/2028	2,160,524
7,892,057	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	7.28%		01/20/2028	7,880,456
1,222,169	Wyndham Hotels & Resorts Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.43%		05/25/2030	1,224,240
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.61%		04/28/2028	231,811

Total Bank Loans (Cost $239,336,748)					238,058,965

Collateralized Loan Obligations - 17.4%
27,000,000	37 Capital, Series 2021-1A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	10/15/2034	26,348,574
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	6.36	% (a)	06/13/2031	12,137,088
2,126,618	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	6.32	% (a)	01/28/2031	2,106,946
23,000,000	Anchorage Capital Ltd., Series 2021-19A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	10/15/2034	22,621,252
2,000,000	Atlas Senior Loan Fund Ltd., Series 2018-11A-B (3 Month LIBOR USD + 1.65%)	6.92	% (a)	07/26/2031	1,925,672
10,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	6.40	% (a)	04/19/2034	9,821,420
29,500,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.42	% (a)	04/24/2034	28,804,360
10,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	6.44	% (a)	07/15/2034	9,732,369
14,000,000	Benefit Street Partners Ltd., Series 2021-24A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.42	% (a)	10/20/2034	13,786,011
10,500,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	6.48	% (a)	07/20/2034	10,438,161
9,850,000	Cathedral Lake Ltd., Series 2021-7RA-A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	6.57	% (a)	01/15/2032	9,821,591
20,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.47	% (a)	01/20/2035	19,601,620
20,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	6.45	% (a)	07/17/2034	19,526,062
10,350,000	CFIP Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.23%, 1.23% Floor)	6.49	% (a)	10/18/2034	10,265,592
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	7.06	% (a)	10/17/2031	1,780,664
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.47	% (a)	01/20/2035	24,275,545
11,000,000	CQS Ltd., Series 2021-1A-B (3 Month LIBOR USD + 1.88%, 1.88% Floor)	7.13	% (a)	01/20/2035	10,574,604
25,000,000	Dryden Ltd., Series 2020-85A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	10/15/2035	24,495,620
20,000,000	Elevation Ltd., Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.37	% (a)	07/15/2031	19,792,940
13,500,000	Gulf Stream Meridian Ltd., Series 2021-IIIA-A1 (3 Month LIBOR USD + 1.32%, 1.32% Floor)	6.58	% (a)	04/15/2034	13,283,306
83,574	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	9.10	% (a)	08/01/2025	55,254
9,500,000	Hayfin Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	6.37	% (a)	04/20/2031	9,387,137
6,500,000	Hayfin Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	6.73	% (a)	04/20/2031	6,361,233
15,000,000	Jamestown Ltd., Series 2016-9A-A1RR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	6.50	% (a)	07/25/2034	14,865,441
10,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	10/15/2031	9,845,219
14,000,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	7.11	% (a)	04/21/2035	13,568,386
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (3 Month LIBOR USD + 1.60%)	6.90	% (a)	07/29/2030	2,960,689
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	7.01	% (a)	04/15/2029	8,550,206
25,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	6.53	% (a)	01/20/2032	24,740,660
29,500,000	Marble Point Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.30%, 1.30% Floor)	6.55	% (a)	04/20/2033	29,120,229
25,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.46	% (a)	07/25/2034	24,393,750
23,000,000	Marble Point Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.24%, 1.24% Floor)	6.50	% (a)	10/17/2034	22,468,930
22,140,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	6.25	% (a)	07/20/2030	21,985,751
6,095,858	MKS Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	6.44	% (a)	01/20/2031	6,055,651
10,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	6.47	% (a)	04/28/2034	9,698,957
22,600,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	6.41	% (a)	07/15/2031	22,312,214
8,712,602	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	6.59	% (a)	11/15/2030	8,673,326
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	07/15/2031	14,779,209
17,500,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	6.41	% (a)	07/15/2034	17,273,835
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	6.59	% (a)	08/23/2031	14,839,500
14,000,000	Sandstone Peak Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.48	% (a)	10/15/2034	13,744,100
25,000,000	Sound Point Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.43	% (a)	07/15/2034	24,532,067
11,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	7.06	% (a)	04/15/2032	10,573,094
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	6.43	% (a)	07/15/2032	17,674,915
9,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	7.11	% (a)	07/15/2032	8,794,359
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	01/18/2035	19,692,976
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	6.49	% (a)	10/15/2031	9,912,452
17,500,000	Wellfleet Ltd., Series 2020-1A-A1A (3 Month LIBOR USD + 1.31%, 1.31% Floor)	6.57	% (a)	04/15/2033	17,212,501
15,990,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.48	% (a)	07/15/2034	15,626,227
25,000,000	Whitebox Ltd., Series 2021-3A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	6.48	% (a)	10/15/2034	24,682,433
6,000,000	Whitehorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	6.51	% (a)	10/15/2031	5,956,172

Total Collateralized Loan Obligations (Cost $754,189,349)					741,476,270

Foreign Corporate Bonds - 5.3%
1,605,825	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	1,263,270
2,600,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	2,485,057
1,500,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	1,272,044
200,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	175,030
3,905,000	AerCap Global Aviation Trust	1.75%		10/29/2024	3,669,332
3,850,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	3,547,987
4,151,663	AI Candelaria Spain S.A.	7.50%		12/15/2028	3,891,187
1,145,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	1,140,496
920,000	Avolon Holdings Funding Ltd.	2.13	% (a)	02/21/2026	818,328
3,100,000	Banco Bilbao Vizcaya Argentaria Colombia S.A.	4.88%		04/21/2025	2,975,115
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	904,665
1,850,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	1,673,630
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	176,272
5,700,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	5,023,745
4,250,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,908,555
700,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	699,125
3,600,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	6.91%		10/18/2027	3,415,349
3,580,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	3,050,303
4,800,000	Bank Hapoalim B.M.	3.26	% (a)(b)	01/21/2032	4,126,709
4,050,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	3,629,367
1,805,000	Bank of Montreal	1.50%		01/10/2025	1,696,931
1,715,000	Bank of Nova Scotia	4.75%		02/02/2026	1,688,714
3,750,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	3,656,546
2,080,000	BAT Capital Corporation	2.79%		09/06/2024	2,001,554
1,920,000	BAT International Finance PLC	1.67%		03/25/2026	1,727,197
200,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	194,857
3,730,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,595,182
3,580,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (a)	01/10/2025	3,548,779
3,085,000	BOC Aviation Corporation	1.63	% (a)	04/29/2024	2,976,966
3,755,000	BPCE S.A.	2.38	% (a)	01/14/2025	3,522,392
4,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	4,900,512
600,000	BRF GmbH	4.35%		09/29/2026	543,750
1,000,000	Camposol S.A.	6.00%		02/03/2027	691,048
2,450,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	2,369,350
3,780,000	Canadian Pacific Railway Company	1.35%		12/02/2024	3,552,950
700,000	Cencosud S.A.	5.15%		02/12/2025	692,342
5,600,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	4,324,320
4,000,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	5.41	% (a)	07/07/2025	3,980,537
2,500,000	Cosan Overseas Ltd.	7.00%		01/20/2027	2,500,700
1,100,000	CSN Steel S.L.	7.63%		04/17/2026	1,091,895
1,560,000	Daimler Truck Finance North America LLC	5.15	% (a)	01/16/2026	1,553,412
2,445,000	Daimler Trucks Finance North America LLC	1.63	% (a)	12/13/2024	2,302,829
6,800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	6,086,066
208,640	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(d)(g)	07/17/2023	24,240
517,764	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)(d)	04/01/2025	225,227
1,151,994	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,039,737
2,042,720	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	1,888,852
100,000	Enbridge, Inc.	4.00%		10/01/2023	99,610
1,649,000	Enbridge, Inc.	0.55%		10/04/2023	1,628,037
1,960,000	Enbridge, Inc.	2.50%		02/14/2025	1,862,640
1,300,000	Equate Petrochemical B.V.	4.25%		11/03/2026	1,249,394
4,588,235	Fenix Power Peru S.A.	4.32%		09/20/2027	4,310,945
2,000,000	Freeport Indonesia PT	4.76%		04/14/2027	1,940,329
950,000	Freeport Indonesia PT	4.76	% (a)	04/14/2027	921,656
700,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	656,523
3,646,850	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	3,366,987
3,911,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	3,799,747
700,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		04/16/2029	636,185
764,800	GNL Quintero S.A.	4.63%		07/31/2029	744,349
275,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	272,384
2,000,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	1,896,627
707,408	Guara Notre SARL	5.20%		06/15/2034	620,238
3,695,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	3,616,995
1,913,600	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	1,841,840
2,836,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,705,525
422,077	Interoceanica Finance Ltd.	0.00%		11/30/2025	391,477
35,034	Invepar Holdings	0.00	% (d)(f)	12/30/2028	—
3,100,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	2,858,696
1,850,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	1,735,675
1,000,000	KT Corporation	1.00%		09/01/2025	907,367
400,000	MEGlobal Canada ULC	5.00%		05/18/2025	392,738
4,400,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	4,320,118
600,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	546,729
1,500,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,366,823
810,000	Millicom International Cellular S.A.	6.63%		10/15/2026	776,206
2,565,000	Millicom International Cellular S.A.	5.13%		01/15/2028	2,242,052
6,300,000	Minejesa Capital B.V.	4.63%		08/10/2030	5,671,309
4,446,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	6.13%		07/26/2023	4,447,126
1,715,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	6.05%		05/22/2026	1,710,093
750,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	661,875
800,000	Multibank, Inc.	7.75	% (a)	02/03/2028	810,067
2,101,475	MV24 Capital B.V.	6.75%		06/01/2034	1,898,455
1,400,000	NBM US Holdings, Inc.	7.00%		05/14/2026	1,358,966
1,975,000	NXP B.V.	4.40%		06/01/2027	1,910,397
1,993,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,795,384
200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	182,438
5,800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	5,290,702
1,725,000	Royal Bank of Canada	5.57	% (e)	01/20/2026	1,709,275
3,900,000	Sable International Finance Ltd.	5.75%		09/07/2027	3,660,319
1,650,000	Sasol Financing USA LLC	4.38%		09/18/2026	1,462,400
2,900,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	2,848,095
3,655,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (a)	09/12/2023	3,621,904
1,810,000	Toronto-Dominion Bank	0.70%		09/10/2024	1,706,989
2,520,000	TransCanada PipeLines Ltd.	6.20%		03/09/2026	2,522,313
1,500,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	1,446,803
3,745,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	3,727,844
3,645,000	UBS Group AG (1 Year CMT Rate + 0.83%)	1.01	% (a)	07/30/2024	3,629,933
7,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	7,032,784
1,000,000	UPL Corporation Ltd.	4.50%		03/08/2028	897,539
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	149,890
2,525,000	Volkswagen Group of America Finance LLC	0.88	% (a)	11/22/2023	2,478,969
4,210,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	2,197,776
500,000	VTR Finance NV	6.38%		07/15/2028	192,484

Total Foreign Corporate Bonds (Cost $237,975,953)					222,952,472

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.8%
2,700,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	2,274,750
725,819	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	507,913
6,000,000	Colombia Government International Bond	4.50%		01/28/2026	5,726,566
2,850,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,770,457
400,000	Dominican Republic International Bond	5.50%		01/27/2025	394,209
3,000,000	Ecopetrol S.A.	4.13%		01/16/2025	2,884,031
1,000,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	974,520
1,000,000	Korea Development Bank	0.80%		04/27/2026	881,466
3,800,000	Korea Development Bank	1.00%		09/09/2026	3,317,495
2,300,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	2,041,206
3,000,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	2,655,815
750,000	ONGC Videsh Ltd.	4.63%		07/15/2024	739,597
700,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	662,396
1,500,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	1,560,425
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	667,399
1,500,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,439,835
6,500,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	6,005,356

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $38,573,338)					35,503,436

Non-Agency Commercial Mortgage Backed Obligations - 11.8%
2,000,000	Alen Mortgage Trust, Series 2021-ACEN-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	6.84	% (a)	04/15/2034	1,671,690
40,902,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XD	0.59	% (a)(b)(h)	05/15/2053	1,202,605
112,878,866	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.23	% (a)(b)(h)	06/15/2054	7,076,421
12,000,000	AREIT Trust, Series 2019-CRE3-C (Secured Overnight Financing Rate 1 Month + 2.11%, 2.11% Floor)	7.22	% (a)	09/14/2036	11,137,596
1,251,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	7.87	% (a)	09/14/2036	1,134,697
3,007,617	AREIT Trust, Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.32	% (a)	01/20/2037	2,941,606
3,100,000	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	7.19	% (a)	09/15/2038	2,651,669
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.39%, 3.39% Floor)	8.58	% (a)	03/15/2037	8,024,644
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.11	% (a)	11/15/2034	3,795,345
29,456,500	BBCMS Mortgage Trust, Series 2021-C10-XB	1.15	% (b)(h)	07/15/2054	1,794,961
21,205,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.82	% (a)(b)(h)	07/15/2054	2,051,690
6,456,251	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (a)(b)(f)	06/05/2030	4,997,950
8,000,000	BDS Ltd., Series 2021-FL10-A (1 Month LIBOR USD + 1.35%, 1.35% Floor)	6.51	% (a)	12/16/2036	7,870,448
6,193,000	BDS Ltd., Series 2021-FL9-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	6.23	% (a)	11/16/2038	6,005,854
157,205,168	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	% (b)(h)	09/15/2043	3,818,514
165,041,500	BHMS Mortgage Trust, Series 2018-ATLS-XCP	0.00	% (a)(b)(h)	07/15/2035	1,650
3,000,000	BPR Trust, Series 2021-TY-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	6.89	% (a)	09/15/2038	2,786,273
8,040,000	BRSP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.26% Floor)	6.36	% (a)	08/19/2038	7,829,352
13,968,000	BRSP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.71%, 1.71% Floor)	6.81	% (a)	08/19/2038	13,255,171
8,577,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	6.57	% (a)	02/15/2037	8,423,798
13,155,000	BSREP Commercial Mortgage Trust, Series 2021-DC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	7.09	% (a)	08/15/2038	11,193,238
8,062,487	BX Commercial Mortgage Trust, Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.19	% (a)	10/15/2037	7,967,985
2,915,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	8.79	% (a)	06/15/2036	2,636,281
6,029,069	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	8.04	% (a)	10/15/2035	5,122,909
44,926,573	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.11	% (b)(h)	02/10/2050	1,181,048
53,182,321	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.38	% (b)(h)	05/10/2050	1,891,865
2,950,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.37	% (b)	11/13/2050	2,362,597
19,405,986	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.77	% (b)(h)	05/10/2058	647,232
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.06	% (b)(h)	06/15/2050	477,215
3,000,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.52	% (a)	02/15/2038	2,905,923
6,576,096	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.09	% (b)(h)	10/10/2047	52,423
4,387,212	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45	% (b)(h)	02/10/2048	63,286
10,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.17	% (b)	06/10/2048	8,661,582
17,512,705	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	% (b)(h)	02/10/2049	430,590
11,567,200	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (b)(h)	04/15/2049	345,500
2,519,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-B	3.38%		07/10/2049	2,202,129
11,853,780	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (b)(h)	07/10/2049	503,287
11,113,285	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.26	% (b)(h)	04/14/2050	354,448
19,958,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.11	% (a)	08/20/2035	18,695,577
6,060,000	COMM Mortgage Trust, Series 2014-UBS5-A3	3.57%		09/10/2047	5,908,886
13,762,531	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.20	% (b)(h)	10/10/2046	8,204
2,199,773	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	1.11	% (b)(h)	05/10/2047	9,540
14,687,653	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.95	% (b)(h)	03/10/2048	151,322
30,172,054	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.95	% (b)(h)	08/10/2048	410,047
34,366,539	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	1.05	% (b)(h)	10/10/2048	555,848
5,373,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.44	% (b)	02/10/2048	4,623,542
8,030,184	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	1.12	% (b)(h)	02/10/2048	85,541
9,657,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-B	4.47	% (b)	07/10/2048	9,005,133
41,681,516	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.79	% (b)(h)	07/10/2048	421,734
12,838,727	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.08	% (b)(h)	02/10/2049	237,614
11,396,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (1 Month LIBOR USD + 2.28%, 2.18% Floor)	7.47	% (a)	09/15/2033	8,775,524
25,292,733	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.95	% (b)(h)	04/15/2050	210,734
2,892,636	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.02	% (b)(h)	01/15/2049	113,030
122,669,466	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.12	% (b)(h)	03/15/2054	6,652,426
9,873,828	CSMC Trust, Series 2014-USA-X1	0.69	% (a)(b)(h)	09/15/2037	86,573
3,350,000	CSMC Trust, Series 2021-ADV-C (1 Month LIBOR USD + 2.30%, 2.30% Floor)	7.49	% (a)	07/15/2038	2,844,564
16,288,136	DBJPM Mortgage Trust, Series 2016-C1-XA	1.52	% (b)(h)	05/10/2049	453,743
5,438,325	FS Rialto, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.44	% (a)	05/16/2038	5,316,397
10,700,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-C (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.26	% (a)	07/15/2039	10,052,575
2,314,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	5.07	% (a)(b)	03/10/2033	1,907,573
2,893,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	5.07	% (a)(b)	03/10/2033	2,325,212
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.35%, 2.10% Floor)	7.54	% (a)	07/15/2031	3,274,041
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 3.05%, 2.80% Floor)	8.24	% (a)	07/15/2031	3,074,113
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 4.17%, 3.93% Floor)	9.37	% (a)	07/15/2031	2,799,205
7,578,700	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	8.54	% (a)	11/15/2036	7,180,661
3,383,446	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.83	% (b)(h)	09/10/2047	18,862
29,034,170	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.85	% (b)(h)	07/10/2048	334,874
8,494,534	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	% (b)(h)	11/10/2048	126,101
14,142,468	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	% (b)(h)	05/10/2049	521,991
24,650,104	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.32	% (b)(h)	10/10/2049	723,347
14,505,000	GSCG Trust, Series 2019-600C-E	4.12	% (a)(b)	09/06/2034	11,154,152
6,339,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (b)	07/15/2047	5,643,332
14,570,870	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.05	% (b)(h)	01/15/2049	259,217
31,190,162	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.71	% (b)(h)	12/15/2049	467,235
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95	% (a)	07/05/2033	290,345
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	3,989,466
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	% (a)(b)	05/05/2032	4,066,678
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	% (a)(b)	05/05/2032	4,745,493
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	% (a)(b)	05/05/2032	4,949,266
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (a)(b)	05/05/2032	5,320,444
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	9,535,815
6,273,797	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP-A (Secured Overnight Financing Rate 1 Month + 0.60%, 0.60% Floor)	5.74	% (a)	04/15/2037	5,981,292
4,042,184	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.82	% (b)(h)	02/15/2047	5,380
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-B	4.63	% (b)	09/15/2047	1,412,968
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (b)	09/15/2047	465,103
4,240,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(b)	09/15/2047	3,545,183
16,092,785	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.95	% (b)(h)	11/15/2047	127,865
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(b)	02/15/2048	3,109,034
2,828,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-B	4.12	% (b)	05/15/2048	2,581,286
13,077,702	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.69	% (b)(h)	05/15/2048	107,539
21,709,961	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.57	% (b)(h)	07/15/2048	158,090
9,307,787	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.97	% (b)(h)	08/15/2048	130,496
14,191,845	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.26	% (b)(h)	11/15/2048	199,566
7,942,000	KREF Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	6.81	% (a)	02/15/2039	7,503,379
3,506,000	KREF Ltd., Series 2022-FL3-A (Secured Overnight Financing Rate 1 Month + 1.45%, 1.45% Floor)	6.53	% (a)	02/17/2039	3,429,296
10,000,000	LCCM Trust, Series 2017-LC26-C	4.71	% (a)	07/12/2050	8,334,524
6,367,000	LCCM Trust, Series 2021-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.91%, 1.91% Floor)	7.06	% (a)	11/15/2038	6,194,613
2,400,000	LCCM Trust, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 2.31%, 2.31% Floor)	7.46	% (a)	11/15/2038	2,295,847
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-C (1 Month LIBOR USD + 2.55%, 2.55% Floor)	7.74	% (a)	05/15/2028	984,022
2,000,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	6.89	% (a)	05/15/2036	1,953,244
7,970,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.49	% (a)	07/15/2036	7,824,436
8,100,000	LoanCore Issuer Ltd., Series 2021-CRE6-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	6.49	% (a)	11/15/2038	7,818,120
5,735,000	LoanCore Issuer Ltd., Series 2022-CRE7-A (Secured Overnight Financing Rate 30 Day Average + 1.55%, 1.55% Floor)	6.62	% (a)	01/17/2037	5,641,594
6,134,496	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84	% (a)(b)(h)	03/10/2049	106,748
63,780,574	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.95	% (a)(b)(h)	03/10/2050	1,113,188
3,890,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.35%, 1.35% Floor)	6.42	% (a)	02/19/2037	3,805,379
12,550,000	MF1 Ltd., Series 2022-FL8-AS (Secured Overnight Financing Rate 30 Day Average + 1.75%, 1.75% Floor)	6.82	% (a)	02/19/2037	12,246,244
11,933,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(b)	02/10/2042	7,293,935
3,575,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(b)	02/12/2040	1,313,251
10,347,653	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30	% (a)(b)	10/15/2030	6,477,328
1,679,199	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.79	% (b)(h)	10/15/2046	29
2,738,066	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.06	% (b)(h)	02/15/2047	3,408
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	% (b)	10/15/2047	465,668
16,148,112	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.31	% (b)(h)	01/15/2049	357,090
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	8.04	% (a)(f)	12/15/2036	239,718
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	7.34	% (a)	05/15/2036	10,203,996
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	7.99	% (a)	05/15/2036	889,215
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	7.39	% (a)	06/15/2035	4,451,462
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	% (a)(b)	01/15/2037	7,379,351
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	% (a)(b)	01/15/2037	4,122,119
4,470,672	Ready Capital Mortgage Financing LLC, Series 2021-FL7-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.35	% (a)	11/25/2036	4,375,187
1,500,000	SFO Commercial Mortgage Trust, Series 2021-555-C (Secured Overnight Financing Rate 1 Month + 1.91%, 1.80% Floor)	6.99	% (a)	05/15/2038	1,189,145
168,062,650	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(h)	07/15/2041	2,568,182
15,697,103	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	6.80	% (a)	02/15/2039	15,208,860
459,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	7.17	% (a)	07/15/2038	439,822
8,744,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	7.57	% (a)	07/15/2038	8,268,221
6,400,000	STWD Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	6.36	% (a)	04/18/2038	6,219,763
11,630,000	TRTX Issuer Ltd., Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.65%, 1.65% Floor)	6.72	% (a)	02/15/2039	11,324,980
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.69	% (b)	10/15/2050	1,261,818
76,560,901	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.90	% (b)(h)	10/15/2051	2,050,201
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.84	% (b)	02/15/2051	4,915,340
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.11	% (b)	03/15/2051	779,819
1,488,824	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	7.81	% (a)	09/15/2036	1,389,755
1,990,000	VMC Finance LLC, Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	6.97	% (a)	02/18/2039	1,940,489
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	504,447
9,510,460	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.98	% (b)(h)	02/15/2048	96,068
49,123,851	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.03	% (b)(h)	09/15/2058	734,672
22,980,943	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.74	% (b)(h)	07/15/2058	218,792
10,302,265	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.73	% (b)(h)	03/15/2059	334,413
20,928,162	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	% (b)(h)	11/15/2049	750,771
67,056,388	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.11	% (b)(h)	07/15/2050	1,907,895
22,338,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.75	% (b)(h)	08/15/2052	1,477,614
62,757,385	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.66	% (b)(h)	04/15/2054	5,105,935
5,250,000	Wells Fargo Commercial Mortgage Trust, Series 2022-ONL-A	3.86	% (a)	12/15/2039	4,671,859
2,042,249	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.11	% (b)(h)	03/15/2047	7,149
6,219,836	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.15	% (b)(h)	08/15/2047	57,013

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $634,282,499)					502,866,665

Non-Agency Residential Collateralized Mortgage Obligations - 11.2%
4,985,484	ACE Securities Corporation Home Equity Loan Trust, Series 2006-CW1-A2D (1 Month LIBOR USD + 0.52%, 0.52% Floor)	5.67%		07/25/2036	3,877,951
7,219,919	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	5.27%		11/25/2036	3,040,787
4,903,643	Adjustable Rate Mortgage Trust, Series 2006-1-6A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	5.41%		03/25/2036	2,938,444
4,603,607	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(c)	01/25/2061	4,320,003
2,241,819	American Home Mortgage Investment Trust, Series 2004-2-M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap)	6.05%		02/25/2044	2,019,003
2,458,002	Angel Oak Mortgage Trust LLC, Series 2020-2-A1A	2.53	% (a)(b)	01/26/2065	2,245,597
451,924	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78	% (a)(b)	05/25/2065	397,405
7,645,688	Angel Oak Mortgage Trust, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	6,323,672
1,071,124	Arroyo Mortgage Trust, Series 2019-1-A1	3.81	% (a)(b)	01/25/2049	1,001,225
583,798	Arroyo Mortgage Trust, Series 2019-2-A2	3.50	% (a)(b)	04/25/2049	538,405
4,304,228	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	3,928,709
1,053,607	Banc of America Funding Trust, Series 2006-7-T2A1	5.88	% (b)	10/25/2036	894,330
10,454,177	Banc of America Funding Trust, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	3.73	% (a)	09/29/2036	7,846,118
2,104,833	Banc of America Funding Trust, Series 2015-R2-9A2	4.09	% (a)(e)	03/27/2036	1,684,729
1,077,078	Banc of America Mortgage Trust, Series 2005-I-2A5	3.83	% (b)	10/25/2035	999,878
2,381,817	Banc of America Mortgage Trust, Series 2007-3-1A1	6.00%		09/25/2037	2,067,761
6,761,026	BCAP LLC Trust, Series 2009-RR4-7A2	6.00	% (a)(b)	03/26/2037	2,821,043
1,343,444	BCAP LLC Trust, Series 2012-RR1-3A4	4.65	% (a)(b)(f)	10/26/2035	892,452
16,901,112	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(c)	04/01/2069	16,186,079
2,729,875	BRAVO Residential Funding Trust, Series 2021-NQM2-A3	1.44	% (a)(b)	03/25/2060	2,548,870
8,636,709	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (a)(b)	09/25/2061	7,566,223
744,229	CHL Mortgage Pass-Through Trust, Series 2005-10-A2	5.50%		05/25/2035	610,414
9,941,335	CHL Mortgage Pass-Through Trust, Series 2006-20-1A18 (1 Month LIBOR USD + 0.65%, 0.65% Floor, 6.00% Cap)	5.80%		02/25/2037	3,851,427
1,612,473	CHL Mortgage Pass-Through Trust, Series 2006-21-A10	5.75%		02/25/2037	772,689
557,793	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	325,647
1,715,224	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	1,541,490
634,387	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	552,164
159,691	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38	% (a)(b)	04/27/2065	149,791
3,105,092	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	2,567,560
5,641,026	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/26/2066	4,695,358
6,119,324	COLT Mortgage Loan Trust, Series 2022-2-A1	2.99	% (a)(c)	02/25/2067	5,424,504
307,524	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	259,102
1,034,354	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	891,337
4,192,060	Countrywide Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	2,880,295
1,556,730	Countrywide Alternative Loan Trust, Series 2005-61-1A2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	5.89%		12/25/2035	1,365,061
7,534,999	Countrywide Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	5.75%		12/25/2035	5,720,361
7,683,652	Countrywide Alternative Loan Trust, Series 2006-16CB-A5	6.00%		06/25/2036	4,334,698
1,491,253	Countrywide Alternative Loan Trust, Series 2006-32CB-A21	5.50%		11/25/2036	884,250
2,254,170	Countrywide Alternative Loan Trust, Series 2006-34-A6	6.25%		11/25/2046	1,133,345
5,697,211	Countrywide Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	2,472,603
1,371,931	Countrywide Alternative Loan Trust, Series 2006-J4-2A9	6.00%		07/25/2036	848,290
1,548,465	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	833,790
2,701,606	Countrywide Alternative Loan Trust, Series 2006-OA12-A1B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.35%		09/20/2046	2,660,671
3,898,903	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.35%		03/20/2047	3,211,555
10,912,128	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	5,272,689
9,789,974	Countrywide Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	4,730,469
292,641	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	187,178
4,283,982	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	2,396,895
10,806,993	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	5,668,639
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		07/25/2023	2,124
1,079,117	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	782,236
52,518	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	42,158
466,213	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	263,782
21,912,871	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	3.04	% (a)(b)	12/26/2059	21,841,902
8,642,922	CSMC Trust, Series 2009-8R-8A2	6.00	% (a)(b)	03/26/2037	3,573,837
456,948	CSMC Trust, Series 2011-12R-3A5	3.23	% (a)(b)	07/27/2036	435,873
426,591	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	411,579
18,084,971	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	15,385,511
6,838,354	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	5.41%		12/25/2036	2,424,372
4,537,672	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 10.50% Cap)	5.53%		12/25/2036	1,617,943
201,476	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	4.75%		04/25/2047	178,935
395,629	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	319,669
350,158	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(b)	07/27/2037	282,905
4,273,769	GCAT Trust, Series 2020-3-A1	2.98	% (a)(c)	09/25/2025	4,179,771
3,492,270	GCAT Trust, Series 2020-NQM2-A1	1.56	% (a)(c)	04/25/2065	3,145,135
7,337,148	GCAT Trust, Series 2021-NQM4-A3	1.56	% (a)(b)	08/25/2066	5,629,308
5,320,790	GSAA Home Equity Trust, Series 2006-19-A3A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	5.63%		12/25/2036	2,170,580
330,151	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	169,777
2,317,799	Harborview Mortgage Loan Trust, Series 2006-1-2A1A (1 Month LIBOR USD + 0.48%, 0.48% Floor)	5.63%		03/19/2036	2,105,271
753,195	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	5.69%		02/25/2037	670,190
650,431	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5-2A1	3.38	% (b)	05/25/2036	566,674
32,789,561	JP Morgan Alternative Loan Trust, Series 2005-S1-1A4	6.00%		12/25/2035	13,318,464
3,552,062	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.68%, 0.68% Floor, 11.50% Cap)	5.83%		04/25/2047	3,355,299
11,462,177	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		07/25/2036	5,162,789
5,982,649	JP Morgan Resecuritization Trust, Series 2014-4-1C	0.00	% (a)(b)(f)	01/26/2036	1,832,288
835,975	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (a)(c)	01/25/2060	829,255
2,812,692	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)(c)	10/25/2066	2,635,340
189,938	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	98,214
9,293,382	Lehman Mortgage Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	5.40%		08/25/2047	7,810,158
16,237,305	Long Beach Mortgage Loan Trust, Series 2006-11-2A2 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	5.25%		12/25/2036	5,921,412
9,830,049	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	5.53%		03/25/2046	3,573,393
69,175	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.16	% (b)	04/25/2036	38,817
1,570,156	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	4.83%		12/25/2046	1,393,445
338,051	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	133,322
1,192,430	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	533,535
35,993,080	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (1 Month LIBOR USD + 0.37%, 0.37% Floor)	5.52%		05/25/2037	10,336,439
4,483,549	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2A (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39%		02/25/2037	1,349,673
6,932,895	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2B (1 Month LIBOR USD + 0.42%, 0.42% Floor)	5.57%		02/25/2037	2,087,129
5,191,590	MFA Trust, Series 2021-NQM2-A3	1.47	% (a)(b)	11/25/2064	4,314,141
229,098	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.47	% (b)	02/25/2036	136,088
495,226	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	480,901
4,064,014	Nomura Resecuritization Trust, Series 2015-8R-4A4	4.25	% (a)(b)	11/25/2047	3,267,556
462,966	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	382,323
3,222,014	OBX Trust, Series 2021-NQM2-A3	1.56	% (a)(b)	05/25/2061	2,458,993
6,618,595	OBX Trust, Series 2022-NQM1-A1	2.31	% (a)(b)	11/25/2061	5,569,397
2,372,178	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(c)	09/27/2060	2,242,464
3,200,390	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(c)	06/27/2060	2,944,688
28,447,781	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(c)	07/25/2051	26,087,090
5,679,845	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(c)	02/25/2061	5,270,631
5,806,838	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(c)	07/25/2051	5,378,158
5,674,123	PRPM LLC, Series 2021-6-A1	1.79	% (a)(c)	07/25/2026	5,172,859
616,617	RBSSP Resecuritization Trust, Series 2009-2-3A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.13	% (a)	04/26/2035	556,725
522,395	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	418,175
1,368,885	Residential Accredit Loans, Inc., Series 2007-QS4-3A4	6.00%		03/25/2037	1,130,267
1,704,598	Residential Accredit Loans, Inc., Series 2007-QS4-3A9	6.00%		03/25/2037	1,407,422
1,152,733	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		06/25/2037	794,184
745,342	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	600,927
4,382,032	Residential Asset Securities Corporation, Series 2004-KS7-A2A (1 Month LIBOR USD + 0.58%, 0.58% Floor)	4.92%		08/25/2034	4,059,288
689,367	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	299,147
2,112,470	Residential Asset Securitization Trust, Series 2006-A6-1A4	6.00%		07/25/2036	623,892
4,369,853	Residential Funding Mortgage Securities Trust, Series 2007-S1-A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	5.75%		01/25/2037	3,126,099
5,394,000	Residential Mortgage Loan Trust, Series 2019-2-M1	3.86	% (a)(b)	05/25/2059	5,077,011
5,926,019	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM3-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	5.25%		10/25/2036	2,062,548
1,560,559	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.33%		08/25/2037	1,497,269
8,000,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	7,568,519
1,201,668	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.26	% (b)	12/25/2035	1,072,580
11,248,518	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(c)	08/25/2051	10,465,243
6,178,634	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(c)	08/25/2051	5,606,702
3,056,056	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98	% (a)(b)	02/25/2050	2,533,578
2,593,861	Velocity Commercial Capital Loan Trust, Series 2021-1-M2	2.26	% (a)(b)	05/25/2051	2,004,515
1,963,361	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	1,557,450
266,952	Verus Securitization Trust, Series 2020-4-A3	2.32	% (a)(c)	05/25/2065	247,019
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04	% (a)(b)	03/25/2060	1,426,807
15,441,937	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	13,150,009
2,294,696	Verus Securitization Trust, Series 2021-R1-A3	1.26	% (a)(b)	10/25/2063	2,057,188
4,680,987	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(c)	05/25/2051	4,284,380
6,978,337	VOLT LLC, Series 2021-NP11-A1	1.87	% (a)(c)	08/25/2051	6,357,653
10,645,088	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(c)	02/27/2051	9,666,229
1,016,751	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(c)	02/27/2051	924,129
4,562,407	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(c)	03/27/2051	4,291,782
2,675,901	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(c)	04/25/2051	2,450,210
24,403,995	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(c)	04/25/2051	22,256,985
6,390,636	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A2 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	3.91%		10/25/2036	2,323,899
2,346,948	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A3 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	3.91%		10/25/2036	853,447
1,022,897	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	5.50%		10/25/2035	936,813
2,935,420	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	3.91	% (b)	04/25/2035	2,782,717
2,909,238	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	3.63	% (b)	09/25/2036	2,526,553
10,592,388	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	3.17	% (b)	01/25/2037	9,015,800
1,674,386	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-2A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	5.32%		07/25/2047	968,244
515,284	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	440,285
1,965,327	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	1,610,530
6,665,458	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	4.45	% (b)	10/25/2037	6,191,665

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $579,233,908)					477,918,634

US Corporate Bonds - 6.2%
1,860,000	AbbVie, Inc.	2.60%		11/21/2024	1,785,513
3,630,000	Amazon.com, Inc.	4.60%		12/01/2025	3,603,064
165,000	American Express Company	3.38%		05/03/2024	161,834
595,000	American Express Company	5.73	% (e)	11/04/2026	591,823
3,010,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	6.02%		03/04/2025	3,030,094
1,710,000	Amgen, Inc.	5.51%		03/02/2026	1,707,158
1,960,000	Arrow Electronics, Inc.	6.13%		03/01/2026	1,956,266
2,115,000	AT&T, Inc.	5.54%		02/20/2026	2,115,621
5,425,000	Athene Global Funding	5.79	% (a)(e)	05/24/2024	5,373,390
1,075,000	Avery Dennison Corporation	0.85%		08/15/2024	1,014,488
9,320,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	9,137,250
425,000	Boeing Company	4.88%		05/01/2025	419,103
1,821,000	Broadcom, Inc.	3.15%		11/15/2025	1,730,702
90,000	Broadcom, Inc.	3.88%		01/15/2027	85,862
3,700,000	Campbell Soup Company	3.95%		03/15/2025	3,597,355
1,935,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	1,876,241
5,097,000	Cardinal Health, Inc.	3.08%		06/15/2024	4,964,921
2,720,000	Caterpillar Financial Services Corporation	3.65%		08/12/2025	2,641,147
1,115,000	Caterpillar Financial Services Corporation	4.35%		05/15/2026	1,098,145
1,756,000	Charles Schwab Corporation	6.14	% (e)	03/03/2027	1,709,538
2,280,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	2,181,774
3,975,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	3,887,069
1,960,000	Constellation Brands, Inc.	3.60%		05/09/2024	1,922,796
1,970,000	Crown Castle, Inc.	4.80%		09/01/2028	1,913,024
1,730,000	CVS Health Corporation	5.00%		02/20/2026	1,722,658
1,762,000	Dell International LLC	4.00%		07/15/2024	1,733,128
1,900,000	Dollar General Corporation	4.15%		11/01/2025	1,845,294
3,293,000	Dollar Tree, Inc.	4.00%		05/15/2025	3,189,236
1,970,000	DTE Energy Company	4.88%		06/01/2028	1,928,516
5,500,000	Elevance Health, Inc.	3.50%		08/15/2024	5,360,132
2,095,000	Eli Lilly & Company	5.00%		02/27/2026	2,097,011
3,775,000	Energy Transfer LP	5.88%		01/15/2024	3,775,984
3,990,000	Entergy Corporation	0.90%		09/15/2025	3,585,070
3,840,000	Equinix, Inc.	1.25%		07/15/2025	3,504,822
3,559,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	3,572,537
1,740,000	General Mills, Inc.	4.00%		04/17/2025	1,696,515
1,675,000	General Mills, Inc.	5.24%		11/18/2025	1,675,355
3,590,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	3,537,036
3,705,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	3,561,462
3,562,000	HCA, Inc.	5.00%		03/15/2024	3,540,115
2,825,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	2,826,903
2,028,000	Hyatt Hotels Corporation	1.30%		10/01/2023	2,009,580
1,010,000	Hyatt Hotels Corporation	5.75%		01/30/2027	1,007,822
3,915,000	Hyundai Capital America	1.00	% (a)	09/17/2024	3,683,588
1,785,000	Intel Corporation	4.88%		02/10/2026	1,780,309
3,555,000	John Deere Capital Corporation	4.75%		01/20/2028	3,554,639
3,640,000	JPMorgan Chase & Company	3.90%		07/15/2025	3,549,830
1,710,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	1,650,859
5,635,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	5,524,966
3,850,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	3,716,301
1,730,000	Kinder Morgan, Inc.	4.30%		06/01/2025	1,688,091
1,110,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,088,194
3,770,000	Marriott International, Inc.	3.60%		04/15/2024	3,707,502
3,590,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	3,542,366
985,000	McDonald’s Corporation	3.38%		05/26/2025	952,911
1,885,000	McDonald’s Corporation	1.45%		09/01/2025	1,741,389
1,730,000	McKesson Corporation	5.25%		02/15/2026	1,724,245
1,170,000	Meta Platforms, Inc.	4.60%		05/15/2028	1,157,769
3,666,000	Microchip Technology, Inc.	0.97%		02/15/2024	3,552,503
3,960,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	5.52%		01/25/2024	3,956,592
3,825,000	Morgan Stanley (Secured Overnight Financing Rate + 0.53%)	0.79%		05/30/2025	3,634,754
3,051,000	Mosaic Company	4.25%		11/15/2023	3,032,845
1,755,000	New York Life Global Funding	3.60	% (a)	08/05/2025	1,687,944
1,050,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,034,409
685,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	673,937
1,940,000	NiSource, Inc.	5.25%		03/30/2028	1,940,364
3,050,000	Northrop Grumman Corporation	2.93%		01/15/2025	2,932,514
710,000	Northrop Grumman Corporation	3.25%		01/15/2028	662,621
3,720,000	NVIDIA Corporation	0.58%		06/14/2024	3,554,936
2,780,000	Omnicom Group, Inc.	3.65%		11/01/2024	2,701,025
3,605,000	Oracle Corporation	5.80%		11/10/2025	3,646,455
1,055,000	Pacific Gas and Electric Company	3.25%		02/16/2024	1,035,773
2,800,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,715,371
3,630,000	Parker-Hannifin Corporation	3.65%		06/15/2024	3,558,048
3,735,000	Penske Truck Leasing Company LP	4.40	% (a)	07/01/2027	3,528,331
710,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	704,086
1,805,000	Philip Morris International, Inc.	4.88%		02/13/2026	1,792,806
1,515,000	Phillips 66	3.85%		04/09/2025	1,473,757
510,000	Phillips 66	1.30%		02/15/2026	461,179
2,510,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	2,496,230
2,675,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	2,628,362
1,710,000	Raytheon Technologies Corporation	5.00%		02/27/2026	1,708,564
3,632,000	Republic Services, Inc.	2.50%		08/15/2024	3,504,930
3,645,000	Royalty Pharma PLC	0.75%		09/02/2023	3,611,713
1,975,000	Ryder System, Inc.	5.25%		06/01/2028	1,951,556
1,810,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	1,803,675
3,219,000	Simon Property Group LP	2.00%		09/13/2024	3,072,910
2,365,000	Southern California Edison Company	5.92	% (e)	04/01/2024	2,362,047
1,175,000	Southern California Edison Company	4.90%		06/01/2026	1,158,958
1,685,000	Southern Company	5.15%		10/06/2025	1,675,622
445,000	Synchrony Financial	4.38%		03/19/2024	436,420
3,295,000	Synchrony Financial	4.25%		08/15/2024	3,178,093
2,190,000	T-Mobile USA, Inc.	4.80%		07/15/2028	2,145,737
1,910,000	Toyota Motor Credit Corporation	3.65%		08/18/2025	1,846,725
2,003,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	5.49%		06/09/2025	1,939,322
3,575,000	Union Pacific Corporation	4.75%		02/21/2026	3,552,435
315,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	301,970
1,885,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,818,395
3,550,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	6.42%		05/15/2025	3,580,508
2,072,000	Viatris, Inc.	1.65%		06/22/2025	1,907,357
3,760,000	Warnermedia Holdings, Inc.	3.79%		03/15/2025	3,627,068
2,000,000	WEC Energy Group, Inc.	4.75%		01/09/2026	1,970,768
6,830,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	6,506,678
3,615,000	Welltower, Inc.	3.63%		03/15/2024	3,555,415
1,945,000	Workday, Inc.	3.50%		04/01/2027	1,844,551
3,735,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	3,518,923

Total US Corporate Bonds (Cost $272,866,367)					265,721,495

US Government and Agency Mortgage Backed Obligations - 2.5%
480,590	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	434,671
472,721	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	427,553
8,026,148	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SB8119	2.00%		09/01/2036	7,123,716
266,906	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	1.09	% (h)(i)	02/15/2038	21,548
634,634	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	583,222
8,771,523	Federal Home Loan Mortgage Corporation REMICS, Series 4954-LB	2.50%		02/25/2050	7,582,397
6,000,091	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	5,259,122
919,395	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	6.97	% (a)	01/25/2051	882,402
625,479	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	565,080
1,519,329	Federal National Mortgage Association Pass-Thru, Pool CB0302	1.50%		05/01/2036	1,319,725
174,585	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	163,402
781,272	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	694,676
10,456,563	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	8,894,166
247,546	Federal National Mortgage Association REMICS, Series 2012-32-DA	2.00%		11/25/2026	242,993
4,244	Federal National Mortgage Association REMICS, Series 2013-40-KP	3.50%		04/25/2042	4,227
1,456,612	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	1,311,492
6,833,479	Federal National Mortgage Association REMICS, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (h)(i)	06/25/2049	590,055
5,430,994	Federal National Mortgage Association REMICS, Series 2020-39-MH	3.00%		06/25/2040	4,837,685
4,474,040	Federal National Mortgage Association REMICS, Series 2021-21-HG	2.00%		11/25/2047	3,904,966
8,445,712	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	7,255,226
917,927	Federal National Mortgage Association, Pool AL2987 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.31% Cap)	3.87%		11/01/2042	914,521
2,611,562	Federal National Mortgage Association, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.55% Cap)	3.95%		07/01/2042	2,633,128
732,457	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.55%, 1.55% Floor, 7.01% Cap)	4.31%		05/01/2045	724,407
3,142,660	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.68%, 1.68% Floor, 7.77% Cap)	4.47%		05/01/2044	3,179,479
5,447,836	Federal National Mortgage Association, Series 2019-43-FD (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	5.55%		08/25/2049	5,272,223
22,324,200	Federal National Mortgage Association, Series 2020-M49-1A1	1.30	% (b)	11/25/2030	19,427,092
8,490,688	Federal National Mortgage Association, Series 2022-M1S-A1	2.15	% (b)	11/25/2031	7,542,501
2,995,681	Federal National Mortgage Association, Series 2023-M4-A1	3.89	% (b)	06/25/2032	2,891,888
2,433,468	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	10.69	% (a)	05/25/2026	2,325,859
124,762,277	FREMF Mortgage Trust, Series 2017-K67-X2B	0.10	% (a)(h)	09/25/2049	425,290
1,401,628	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	9.54	% (a)	12/25/2026	1,377,751
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	8.44	% (a)	03/25/2027	2,418,915
845,940	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	7.34	% (a)	02/25/2025	823,332
878,676	FREMF Mortgage Trust, Series 2019-KF69-B (1 Month LIBOR USD + 2.30%, 2.30% Floor)	7.49	% (a)	08/25/2029	801,997
7,181	Government National Mortgage Association, Series 2016-136-UD	3.00%		04/20/2045	7,153
3,126,210	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	3,059,740
1,423,258	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	7.89	% (a)	08/25/2024	1,417,340

Total US Government and Agency Mortgage Backed Obligations (Cost $121,130,880)					107,340,940

US Government and Agency Obligations - 16.8%
69,300,000	United States Treasury Notes	4.25%		12/31/2024	68,341,711
34,800,000	United States Treasury Notes	4.13%		01/31/2025	34,258,969
43,700,000	United States Treasury Notes	3.88%		03/31/2025	42,844,777
120,800,000	United States Treasury Notes	3.88%		04/30/2025	118,459,500
183,200,000	United States Treasury Notes	4.25%		05/31/2025	180,906,422
34,700,000	United States Treasury Notes	4.63%		06/30/2025	34,535,988
60,400,000	United States Treasury Notes	3.88%		01/15/2026	59,281,657
105,300,000	United States Treasury Notes	3.63%		05/15/2026	102,745,653
74,100,000	United States Treasury Notes	4.13%		06/15/2026	73,335,844

Total US Government and Agency Obligations (Cost $722,541,435)					714,710,521

Short Term Investments - 8.1%
44,133,463	First American Government Obligations Fund - Class U	5.03	% (j)		44,133,463
44,133,463	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (j)		44,133,463
44,133,463	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (j)		44,133,463
70,000,000	United States Treasury Bills	0.00%		07/25/2023	69,786,325
149,500,000	United States Treasury Bills	0.00%		05/16/2024	142,693,714

Total Short Term Investments (Cost $345,183,301)					344,880,428

Total Investments - 92.5% (Cost $4,263,837,079)					3,940,401,870
Other Assets in Excess of Liabilities - 7.5%					317,718,545

NET ASSETS - 100.0%					$4,258,120,415

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Value determined using significant unobservable inputs.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)	Interest only security.

(i)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Seven-day yield as of period end

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	17.4%
US Government and Agency Obligations	16.8%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
Short Term Investments	8.1%
Asset Backed Obligations	6.8%
US Corporate Bonds	6.2%
Bank Loans	5.6%
Foreign Corporate Bonds	5.3%
US Government and Agency Mortgage Backed Obligations	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Other Assets and Liabilities	7.5%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	17.4%
US Government and Agency Obligations	16.8%
Non-Agency Commercial Mortgage Backed Obligations	11.8%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
Short Term Investments	8.1%
Asset Backed Obligations	6.8%
Banking	3.8%
US Government and Agency Mortgage Backed Obligations	2.5%
Utilities	1.4%
Healthcare	1.2%
Business Equipment and Services	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Transportation	0.7%
Technology	0.7%
Energy	0.6%
Electronics/Electric	0.6%
Food Service	0.6%
Pharmaceuticals	0.6%
Telecommunications	0.5%
Media	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Retailers (other than Food/Drug)	0.4%
Chemicals/Plastics	0.4%
Automotive	0.4%
Food Products	0.4%
Aerospace & Defense	0.4%
Containers and Glass Products	0.3%
Chemical Products	0.3%
Insurance	0.2%
Finance	0.2%
Mining	0.2%
Leisure	0.2%
Building and Development (including Steel/Metals)	0.2%
Construction	0.2%
Real Estate	0.2%
Financial Intermediaries	0.1%
Beverage and Tobacco	0.1%
Consumer Products	0.1%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Environmental Control	0.1%
Industrial Equipment	0.0%	(k)
Other Assets and Liabilities	7.5%

	100.0%

(k)	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	11/29/2023	70,000,000	$12,316,503	$—	$12,316,503
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/21/2023	100,000,000	11,990,392	—	11,990,392
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/01/2023	85,000,000	11,743,184	—	11,743,184
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/07/2023	60,000,000	11,042,521	—	11,042,521
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/16/2024	75,000,000	10,682,522	—	10,682,522
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/27/2023	85,000,000	10,517,680	—	10,517,680
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/31/2024	65,000,000	10,247,292	—	10,247,292
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/23/2024	70,000,000	10,096,969	—	10,096,969
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/09/2023	85,000,000	9,466,857	—	9,466,857
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/20/2024	85,000,000	8,876,922	—	8,876,922
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/10/2024	70,000,000	8,668,447	—	8,668,447
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/01/2024	80,000,000	8,118,199	—	8,118,199
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/26/2024	75,000,000	8,049,254	—	8,049,254
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/27/2023	100,000,000	7,876,647	—	7,876,647
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/17/2023	60,000,000	7,657,919	—	7,657,919
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/20/2023	90,000,000	7,358,621	—	7,358,621
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/09/2024	70,000,000	7,109,811	—	7,109,811
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/04/2024	50,000,000	7,023,090	—	7,023,090
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/13/2024	100,000,000	$7,005,383	$—	$7,005,383
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/06/2024	50,000,000	6,858,571	—	6,858,571
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/14/2023	70,000,000	6,167,455	—	6,167,455
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/21/2024	69,000,000	6,033,192	—	6,033,192
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/10/2023	85,000,000	5,957,684	—	5,957,684
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/09/2023	80,000,000	5,832,889	—	5,832,889
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/21/2023	80,000,000	5,764,327	—	5,764,327
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	06/05/2024	65,000,000	5,562,817	—	5,562,817
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/19/2024	90,000,000	5,426,599	—	5,426,599
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/12/2024	80,000,000	5,296,566	—	5,296,566
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/07/2023	85,000,000	5,224,657	—	5,224,657
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/16/2024	64,000,000	4,833,602	—	4,833,602
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/06/2023	100,000,000	4,819,483	—	4,819,483
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/28/2024	62,000,000	4,760,751	—	4,760,751
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/23/2024	75,000,000	4,525,360	—	4,525,360
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/18/2023	75,000,000	4,388,591	—	4,388,591
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/16/2023	60,000,000	4,169,302	—	4,169,302
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/26/2023	65,000,000	3,656,755	—	3,656,755
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/12/2023	50,000,000	$3,594,408	$—	$3,594,408
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/31/2023	100,000,000	3,373,976	—	3,373,976
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/18/2024	80,000,000	3,148,166	—	3,148,166
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/27/2024	86,000,000	3,136,577	—	3,136,577
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/24/2023	70,000,000	2,752,885	—	2,752,885
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/29/2024	55,000,000	2,672,847	—	2,672,847
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/19/2023	70,000,000	2,420,301	—	2,420,301
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/11/2023	95,000,000	2,308,806	—	2,308,806
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/25/2023	90,000,000	2,221,544	—	2,221,544
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/28/2023	75,000,000	1,256,838	—	1,256,838
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/22/2023	60,000,000	809,374	—	809,374
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/12/2023	90,000,000	28,614	—	28,614
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/14/2023	80,000,000	(365,005)	—	(365,005)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	09/20/2023	80,000,000	(387,914)	—	(387,914)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	09/27/2023	95,000,000	(2,144,908)	—	(2,144,908)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/12/2023	95,000,000	(2,189,288)	—	(2,189,288)

							$287,764,035	$—	$287,764,035

(1)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2023, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.